PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment
	Land	Leasehold Improvements	Buildings, Greenhouse and Improvements	Equipment	Other	Total
Balance at December 31, 2016	$-	$2,796,356	$-	$4,815,487	$650,109	$8,261,952
Additions	484,507	170,568	16,528,144	13,965,236	345,356	31,493,811
Disposals	-	-	(90,000)	(46,235)	-	(136,235)
Balance at December 31, 2017	$484,507	$2,966,924	$16,438,144	$18,734,488	$995,465	$39,619,528

Accumulated Amortization
Balance at December 31, 2016	$-	$(612,441)	$-	$(1,968,502)	$(471,569)	$(3,052,512)
Amortization	-	(290,359)	(293,922)	(1,833,009)	(186,041)	(2,603,331)
Balance at December 31, 2017	$-	$(902,800)	$(293,922)	$(3,801,511)	$(657,610)	$(5,655,843)

Carrying Amounts
Balance at December 31, 2016	$-	$2,183,915	$-	$2,846,985	$178,540	$5,209,440
Balance at December 31, 2017	$484,507	$2,064,124	$16,144,222	$14,932,977	$337,855	$33,963,685

Balance at December 31, 2017	$484,507	$2,966,924	$16,438,144	$18,734,488	$995,465	$39,619,528
Additions	675,333	3,360,622	25,158,539	2,501,273	1,323,535	33,019,302
Balance at December 31, 2018	$1,159,840	$6,327,546	$41,596,683	$21,235,761	$2,319,000	$72,638,830

Accumulated Amortization
Balance at December 31, 2017	$-	$(902,800)	$(293,922)	$(3,801,511)	$(657,610)	$(5,655,843)
Amortization	-	(424,341)	(1,116,348)	(2,661,805)	(571,588)	(4,774,082)
Balance at December 31, 2018	$-	$(1,327,141)	$(1,410,270)	$(6,463,316)	$(1,229,198)	$(10,429,925)

Carrying Amounts
Balance at December 31, 2017	$484,507	$2,064,124	$16,144,222	$14,932,977	$337,855	$33,963,685
Balance at December 31, 2018	$1,159,840	$5,000,405	$40,186,413	$14,772,445	$1,089,802	$62,208,905